EATON VANCE MUTUAL FUNDS TRUST
                         24 Federal Street
                          Boston, MA 02110




                                             December 20, 1996
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for Series of
     Eaton Vance Mutual Funds Trust
     with October 31 Fiscal Year Ends
     1933 Act File No. 2-90946
     1940 Act File no. 811-4015

          In accordance with the provisions of
Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Mutual Funds Trust, hereby files its Rule 24f-2 Notice on behalf of its series with October 31 fiscal year ends.

          This Rule 24f-2 Notice is being filed
for series of the Trust whose fiscal year ended
October 31, 1996 ("Fiscal Year").

          No shares of the Trust's series which
have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal
Year.

          9,665,644 shares of the Trust's series,
with an aggregate sales price of $85,540,949 were registered during the Fiscal Year, pursuant to Rule 24e-2.

          11,765,124 shares of the Trust's series, with an aggregate sales price of $123,610,093, were sold during the Fiscal Year in reliance upon the Declaration of the Trust pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule
24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Trust.

          614,388 shares of the Trust's series,
with an aggregate sales price of $5,462,238, were issued during the Fiscal Year in connection with the Trust's dividend reinvestment plan.

          For the Fiscal Year, the Trust's series
sold an aggregate of 12,379,512 shares,
including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $129,072,331.

     No fee is required since the value of shares registered under Rule 24e-2, exceeds the value of net sales for the Fiscal Year.

Rule 24f-2 Notice for Series of
Eaton Vance Mutual Funds Trust
with October 31 Fiscal Year Ends
1933 Act File No. 2-90946
1940 Act File no. 811-4015

Aggregate Sale Price for Shares                   $123,610,093
Sold During Fiscal Year Pursuant to
Rule 24f-2.

Aggregate Price of Shares Issued
During Fiscal Year In Connection
with Dividend Reinvestment Plans.
                                                     5,462,238

Aggregate Price of Shares Sold                    $129,072,331

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Year.                                  $47,868,076


and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
     Applied by Trust Pursuant to
     Rule 24e-2(a) in Filings Made
     Pursuant to Section 24(e)(1) of
     Investment Company Act of 1940
                                                   $81,204,255

Equals                                                 $ 0


     Any questions regarding the matter should by addressed to Hadi Mezher, Eaton Vance
Management, 24 Federal Street, Boston,
Massachusetts  02110.


                                        Sincerely,

                                        Eaton Vance Management

                                        /s/M. Katherine Kreider
                                        M. Katherine Kreider
                                        Assistant Treasurer
Enclosures  (Opinion of Counsel)

                  EATON VANCE MUTUAL FUNDS TRUST
                         24 Federal Street
                          Boston, MA 02110



                        OPINION OF COUNSEL


                                        December 20, 1996


Eaton Vance Management
24 Federal Street
Boston, MA  02110

RE:  Rule 24f-2 Notice for
     Eaton Vance Mutual Funds Trust
     1933 Act File No. 2-90946
     1940 Act File no. 811-4015



Gentlemen:

     By filing of the captioned Notice pursuant to Rule 24f-2 under the Investment Company
Act of 1940, as amended, the Trust made
definite the registration under the Securities
Act of 1933 of 12,379,512 shares sold,
including those sold pursuant to its dividend reinvestment plan, in reliance upon said Rule
24f-2 during the fiscal year ended October 31, 1996.

      It is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


                                   Sincerely,

                                   Eaton Vance Management


                                   /s/ H. Day Brigham
                                   H. Day Brigham, Jr.
                                   Vice President and
                                   Chairman of the Executive Committee
                                   Member of Massachusetts and New York
                                   Bars